Effect of Reinsurance on Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Policyholder Benefits and Claims Incurred, Direct	$ 7,594,483	$ 2,908,967	$ 3,100,199
Policyholder Benefits and Claims Incurred, Ceded	483,498	527,978	499,825
Policyholder Benefits and Claims Incurred, Assumed	18,254	2,189	2,720
Policyholder Benefits and Claims Incurred, Net	7,129,239	2,383,178	2,603,094
Life
Effects of Reinsurance [Line Items]
Policyholder Benefits and Claims Incurred, Direct	425,845	263,594	175,293
Policyholder Benefits and Claims Incurred, Ceded	73,471	67,801	65,118
Policyholder Benefits and Claims Incurred, Assumed	127	650	1,057
Annuities
Effects of Reinsurance [Line Items]
Policyholder Benefits and Claims Incurred, Direct	6,601,650	2,015,225	2,333,922
Policyholder Benefits and Claims Incurred, Ceded	33,230	33,024	39,481
Policyholder Benefits and Claims Incurred, Assumed	1,701	1,520	1,663
Accident and health
Effects of Reinsurance [Line Items]
Policyholder Benefits and Claims Incurred, Direct	566,988	630,148	590,984
Policyholder Benefits and Claims Incurred, Ceded	376,797	427,153	$ 395,226
Policyholder Benefits and Claims Incurred, Assumed	$ 16,426	$ 19